Subsequent Events (Details) - Subsequent Event - USD ($)		1 Months Ended
	Apr. 01, 2021	Apr. 30, 2021
Chardan Capital Markets
Subsequent Event [Line Items]
Conversion of units, units converted (in units)		344,988
Chardan Capital Markets | Common Stock
Subsequent Event [Line Items]
Shares issued, conversion of units (in shares)		247,976
Aircraft Purchase Agreement
Subsequent Event [Line Items]
Number of aircrafts purchased	1
Aggregate purchase price	$ 12,000,000
Non-refundable deposit	500,000
Event of seller default, liquidated damages recoverable	$ 300,000